Operating leases and other commitment (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Begininng balance	$ 422,297	$ 135,541
Renewed office lease	184,159	144,169
Accumulated amortization	(166,989)	(192,118)
Ending balance	$ 439,467	$ 87,592